Equity - Summary of Outstanding Units (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	7,058	7,467
Number of units vested	5,011	4,062
Deferred share unit (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	2,648	2,597
Number of units vested	2,423	2,119
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	2,823	3,316
Number of units vested	1,699	1,327
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	1,517	1,554
Number of units vested	869	616
Performance deferred share units (PDSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	70
Number of units vested	20